Financial risk management- Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Lease liabilities	$ 4,888.8	$ 4,159.5
Short-term borrowings	32.0	53.0
Trade and other payables	566.4	896.2
0-1 years
Carrying amount
Lease liabilities	1,644.7	1,380.8
More that 5 years
Carrying amount
Lease liabilities	935.9	125.9
Liquidity risk
Carrying amount
Long-term loans and other liabilities	77.0	119.4
Lease liabilities	4,888.8	4,159.5
Short-term borrowings	32.0	53.0
Trade and other payables	530.5	583.9
Total	5,528.3	4,915.8
Contractual cash flows
Long-term loans and other liabilities	91.9	141.4
Lease liabilities	6,101.0	4,770.7
Short-term borrowings	32.0	53.0
Trade and other payables	530.5	583.9
Total	6,755.4	5,549.0
Liquidity risk | 0-1 years
Carrying amount
Long-term loans and other liabilities	20.5	50.0
Lease liabilities	1,976.3	1,654.6
Short-term borrowings	32.0	53.0
Trade and other payables	530.5	583.9
Total	2,559.3	2,341.5
Liquidity risk | 1-2 years
Carrying amount
Long-term loans and other liabilities	18.4	20.1
Lease liabilities	1,261.4	1,429.3
Total	1,279.8	1,449.4
Liquidity risk | 2-5 years
Carrying amount
Long-term loans and other liabilities	26.2	37.7
Lease liabilities	1,642.2	1,536.5
Total	1,668.4	1,574.2
Liquidity risk | More that 5 years
Carrying amount
Long-term loans and other liabilities	26.8	33.6
Lease liabilities	1,221.1	150.3
Total	$ 1,247.9	$ 183.9